Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 01, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	GOOG, GOOGL
Entity Registrant Name	Alphabet Inc.
Entity Central Index Key	0001652044
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 0
Class A Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		292,580,627
Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		50,199,837
Class C Capital Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		345,539,303
Google Inc.
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Google Inc.
Entity Central Index Key	0001288776
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		0
Entity Public Float			$ 311,000,000,000